Data Compare Summary (Total)
Run Date - 3/3/2026 5:11:46 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	6	722	0.83%	722
State	0	722	0.00%	722
Zip	1	722	0.14%	722
Note Date	1	722	0.14%	722
Original Loan Amount	0	722	0.00%	722
First Payment Date	1	722	0.14%	722
Amortization Term	0	722	0.00%	722
Maturity Date	1	722	0.14%	722
Original Interest Rate	3	722	0.42%	722
Amortization Type	0	722	0.00%	722
Representative FICO	188	722	26.04%	722
Property Type	173	722	23.96%	722
Interest Only	0	722	0.00%	722
Lien Position	0	722	0.00%	722
Occupancy	1	722	0.14%	722
Purpose	0	722	0.00%	722
Doc Type	627	722	86.84%	722
# of Units	0	722	0.00%	722
Contract Sales Price	86	722	11.91%	722
Original CLTV	12	722	1.66%	722
Original LTV	12	722	1.66%	722
LTV Valuation Value	4	722	0.55%	722
Investor: Qualifying Total Debt Ratio	250	722	34.63%	722
Index Type	91	431	21.11%	722
Margin	0	431	0.00%	722
Interest Rate Life Min	6	431	1.39%	722
Interest Rate Life Max	15	431	3.48%	722
Interest Rate Periodic Floor	8	431	1.86%	722
Interest Rate Periodic Cap	8	431	1.86%	722
First Payment Change Date	13	431	3.02%	722
Next Payment Change Date	15	431	3.48%	722
Refi Purpose	12	124	9.68%	722
Interest Rate Initial Cap	1	431	0.23%	722
Interest Rate Initial Floor	223	431	51.74%	722
Interest Only Period	0	107	0.00%	722
Total	1,758	21,147	8.31%	722